STOCKHOLDERS' EQUITY (DEFICIT) (Narrative) (Details) - USD ($)	1 Months Ended
	Mar. 31, 2014	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	May 03, 2014	May 02, 2014
Stockholders' Equity Note [Abstract]
Number of units sold through equity offering	600,000
Proceeds from sale of units	$ 900,000
Per share price A Warrant holders can purchase each share of the Company's common stock during the two year period commencing April 1, 2014	$ 7.50
Per share price B Warrant holders can purchase each share of the Company's common stock during the three year period commencing April 1, 2014	$ 15.00
Preferred stock, shares authorized		10,000,000	10,000,000	10,000,000	5,000,000	10,000,000
Preferred stock, par value per share					$ 0.001
Preferred stock, no par value
Common stock, shares authorized		100,000,000	100,000,000	100,000,000	50,000,000	100,000,000
Common stock, par value per share					$ 0.001
Common stock, no par value